Financial Instruments and Risk Management - Accounts Receivable Aging (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Impairment loss, receivables	$ 3	$ 1
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	1,355
Trade receivables | Provision for expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	(39)
Trade receivables | Current | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	1,140
Trade receivables | Past due (1 – 30 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	139
Trade receivables | Past due (31 – 60 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	42
Trade receivables | Past due (61 – 90 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	16
Trade receivables | Past due (more than 90 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	$ 57